Note 2 - Summary of Significant Accounting Policies (Details) (USD $) In Millions, unless otherwise specified	0 Months Ended	3 Months Ended	12 Months Ended			3 Months Ended
	Nov. 30, 2014	Dec. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Jun. 30, 2014
Note 2 - Summary of Significant Accounting Policies (Details) [Line Items]
Interest Costs Capitalized			$ 2.3	$ 0.8	$ 3.5
Number of Reportable Segments			3
Fair Value Inputs, Long-term Revenue Growth Rate			3.00%
Goodwill, Impairment Loss	202.7	202.7
Impairment of Intangible Assets (Excluding Goodwill)		76.2	76.2
Product Warranty Accrual		0.1	0.1	0.2
Guarantor Obligations, Maximum Exposure, Undiscounted		7.3	7.3
Reduced the Value of Fixed Assets [Member] | U.S. Segment [Member]
Note 2 - Summary of Significant Accounting Policies (Details) [Line Items]
Impairment of Long-Lived Assets Held-for-use			55.8
Reduced the Value of Amortizable Intangible Assets [Member] | U.S. Segment [Member]
Note 2 - Summary of Significant Accounting Policies (Details) [Line Items]
Impairment of Intangible Assets (Excluding Goodwill)			3.2
U.S. Segment [Member]
Note 2 - Summary of Significant Accounting Policies (Details) [Line Items]
Goodwill, Impairment Loss	16.6	16.6	16.6
Impairment of Intangible Assets (Excluding Goodwill)		59.0	59.0
Australian Segment [Member]
Note 2 - Summary of Significant Accounting Policies (Details) [Line Items]
Goodwill, Impairment Loss	186.1	186.1	186.1
Impairment of Intangible Assets (Excluding Goodwill)			9.0			9.0
Canadian Segment [Member]
Note 2 - Summary of Significant Accounting Policies (Details) [Line Items]
Impairment of Intangible Assets (Excluding Goodwill)		$ 17.2	$ 17.2
Sales Revenue, Net [Member] | Imperial Oil [Member]
Note 2 - Summary of Significant Accounting Policies (Details) [Line Items]
Concentration Risk, Percentage			10.00%
Sales Revenue, Net [Member] | Billiton Mitsubishi Alliance [Member]
Note 2 - Summary of Significant Accounting Policies (Details) [Line Items]
Concentration Risk, Percentage			10.00%
Minimum [Member]
Note 2 - Summary of Significant Accounting Policies (Details) [Line Items]
Fair Value Inputs, Earnings before Interest, Taxes, Depreciation, and Amortization Multiple			6.5
Fair Value Inputs, Discount Rate			9.00%
Maximum [Member]
Note 2 - Summary of Significant Accounting Policies (Details) [Line Items]
Fair Value Inputs, Earnings before Interest, Taxes, Depreciation, and Amortization Multiple			9.5
Fair Value Inputs, Discount Rate			11.00%